Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 61,975	¥ 431,459	$ 82,818	¥ 576,562	¥ 208,161	¥ 103,168
Prepayments and other current assets	12,366	86,087		80,578
Total current assets	93,885	653,599		803,730
Non-current assets:
Long-term investments	24,223	168,637		79,696
Intangible assets, net	1,265	8,810		1,531
Total non-current assets	41,126	286,324		188,338
Total assets	135,011	939,923		992,068
Current liabilities:
Total current liabilities	27,850	193,890		163,824
Non-current liabilities:
Deferred revenue — non-current	1,171	8,150		10,265
Convertible notes	33,042	230,031	$ 33,042	216,179
Total non-current liabilities	34,222	238,245		226,584
Total liabilities	62,072	432,135		390,408
Shareholders' equity
Treasury shares (46,303 and 81,930 class A common shares as of December 31, 2018 and 2019, respectively)	(287)	(1,999)		(3,165)
Additional paid-in capital	137,426	956,735		944,500
Accumulated deficit	(65,121)	(453,359)		(348,123)
Accumulated other comprehensive income	914	6,363		8,400
Total shareholders' equity	72,939	507,788		601,660	¥ (224,384)	¥ (108,414)
Total liabilities and shareholders' equity	135,011	939,923		992,068
Parent Company
Current assets:
Cash and cash equivalents	16,445	114,489		238,236
Prepayments and other current assets	1,034	7,198		7,030
Prepayments	364	2,528		4,245
Total current assets	17,843	124,215		249,511
Non-current assets:
Long-term investments	95,959	668,049		590,752
Intangible assets, net	9	62		93
Total non-current assets	95,968	668,111		590,845
Total assets	113,811	792,326		840,356
Current liabilities:
Accrued liabilities and other current liabilities	207	1,439		11,542
Amounts due to the Company and its subsidiaries	6,452	44,918		710
Total current liabilities	6,659	46,357		12,252
Non-current liabilities:
Deferred revenue — non-current	1,171	8,150		10,265
Convertible notes	33,042	230,031		216,179
Total non-current liabilities	34,213	238,181		226,444
Total liabilities	40,872	284,538		238,696
Shareholders' equity
Treasury shares (46,303 and 81,930 class A common shares as of December 31, 2018 and 2019, respectively)	(287)	(1,999)		(3,165)
Additional paid-in capital	137,426	956,735		944,500
Accumulated deficit	(65,121)	(453,359)		(348,123)
Accumulated other comprehensive income	914	6,363		8,400
Total shareholders' equity	72,939	507,788		601,660
Total liabilities and shareholders' equity	113,811	792,326		840,356
Class A Common Shares
Shareholders' equity
Common shares	5	37		37
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	5	37		37
Class B Common Shares
Shareholders' equity
Common shares	2	11		11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	$ 2	¥ 11		¥ 11